UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	COMMON STOCK - 89.4%
	AUTO MANUFACTURERS - 1.5%
14,300	Tesla Motors, Inc. *	$ 2,765,906

	AUTO PARTS & EQUIPMENT - 10.3%
35,800	BorgWarner, Inc.	3,629,762
50,800	Lear Corp.	3,635,756
48,500	Magna International, Inc.	4,004,160
63,900	TRW Automotive Holdings Corp. *	4,556,709
42,000	WABCO Holdings, Inc. *	3,538,920
		19,365,307
	BIOTECHNOLOGY - 13.4%
119,800	Celldex Therapeutics, Inc. *	4,244,514
218,800	Coronado Biosciences, Inc. *	1,535,976
68,700	Ligand Pharmaceuticals, Inc. - Cl. B *	2,973,336
42,000	NewLink Genetics Corp.	788,760
775,400	Novavax, Inc. *	2,450,264
142,000	NPS Pharmaceuticals, Inc. *	4,517,020
141,300	Sangamo Biosciences, Inc. *	1,480,824
155,900	Stemline Therapeutics, Inc. *	7,060,711
		25,051,405
	BUILDING MATERIALS - 0.5%
98,200	Headwaters, Inc. *	882,818

	CHEMICALS - 2.4%
61,400	LyondellBasell Industries NV- Cl. A	4,496,936

	COMMERCIAL SERVICES - 7.2%
226,600	Franklin Covey Co. *	4,067,470
135,100	KAR Auction Services, Inc.	3,811,171
82,100	Macquarie Infrastructure Co. LLC	4,395,634
45,900	Quanta Services, Inc. *	1,262,709
		13,536,984
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
194,200	Aircastle Ltd.	3,381,022
85,200	Ocwen Financial Corp. *	4,751,604
		8,132,626
	ELECTRIC - 3.9%
185,500	Calpine Corp. *	3,604,265
132,700	NRG Energy, Inc.	3,626,691
		7,230,956
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013 (Unaudited)
Shares		Value

	ENERGY-ALTERNATE SOURCES - 1.3%
85,000	Enphase Energy, Inc. *	$ 691,900
168,800	Solazyme, Inc. *	1,817,976
		2,509,876
	ENGINEERING & CONSTRUCTION - 1.9%
53,900	Chicago Bridge & Iron Co. NV	3,652,803

	FOOD - 3.0%
22,200	JM Smucker Co./The	2,331,888
347,500	SunOpta, Inc. *	3,377,700
		5,709,588
	FOREST PRODUCTS & PAPER - 1.9%
44,700	Domtar Corp.	3,550,074

	MACHINERY-DIVERSIFIED - 1.5%
45,400	Wabtec Corp./DE	2,854,298

	OIL & GAS - 6.4%
48,000	Cabot Oil & Gas Corp.	1,791,360
117,200	Cobalt International Energy, Inc. *	2,913,592
22,800	EOG Resources, Inc.	3,859,584
75,300	Seadrill Ltd.	3,394,524
		11,959,060
	OIL & GAS SERVICES - 4.2%
56,500	Dawson Geophysical Co. *	1,834,555
31,700	National Oilwell Varco, Inc.	2,476,087
43,400	Oceaneering International, Inc.	3,525,816
		7,836,458
	PHARMACEUTICALS - 10.6%
68,500	AbbVie, Inc.	3,064,005
142,300	ACADIA Pharmaceuticals, Inc. *	3,908,981
75,000	Array BioPharma, Inc. *	466,500
810,400	Dyax Corp. *	5,559,344
106,300	Portola Pharmaceuticals, Inc. *	2,843,525
84,100	Sarepta Therapeutics, Inc. *	3,972,043
		19,814,398
	RETAIL - 1.9%
76,600	Lowe's Cos., Inc.	3,646,926
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013 (Unaudited)
Shares		Value

	SEMICONDUCTORS - 4.2%
33,400	ASML Holding NV	$ 3,298,584
179,700	Inphi Corp. *	2,413,371
70,500	Ultratech, Inc. *	2,136,150
		7,848,105
	SOFTWARE - 4.4%
92,400	Aspen Technology, Inc. *	3,192,420
193,300	inContact, Inc. *	1,598,591
74,400	Red Hat, Inc. *	3,432,816
		8,223,827
	TELECOMMUNICATIONS - 3.4%
40,000	Crown Castle International Corp. *	2,921,200
74,600	Palo Alto Networks, Inc. *	3,418,172
		6,339,372
	TRANSPORTATION - 1.2%
128,200	Costamare, Inc.	2,260,166

	TOTAL COMMON STOCK (Cost $137,475,446)	167,667,889
Par Value
	CORPORATE BONDS - 0.1%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS (Cost $264,129)	265,000
Shares
	SHORT-TERM INVESTMENTS - 14.9%
27,960,441	Fidelity Institutional Money Market Fund - Institutional Class, 0.08%** (Cost $27,960,441)	27,960,441

	TOTAL INVESTMENTS - 104.4% (Cost $165,700,016)(a)	$ 195,893,330
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(8,249,347)
	TOTAL NET ASSETS - 100.0%	$ 187,643,983

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $165,714,944 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 31,390,091
	Unrealized depreciation	(1,211,705)
	Net unrealized appreciation	$ 30,178,386

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)
Shares		Value

	COMMON STOCK - 96.7%
	BIOTECHNOLOGY - 35.2% *
92,100	Athersys, Inc.	$ 151,044
18,000	Celldex Therapeutics, Inc.	637,740
31,500	Coronado Biosciences, Inc.	221,130
6,100	Cubist Pharmaceuticals, Inc.	387,655
15,400	Ligand Pharmaceuticals, Inc. - Cl. B	666,512
31,800	MEI Pharma, Inc.	360,612
13,800	NewLink Genetics Corp.	259,164
154,600	Novavax, Inc.	488,536
25,000	NPS Pharmaceuticals, Inc.	795,250
12,400	OncoMed Pharmaceuticals, Inc.	189,844
4,700	Puma Biotechnology, Inc.	252,202
31,900	Repligen Corp.	353,771
29,600	Sangamo Biosciences, Inc.	310,208
7,400	Seattle Genetics, Inc.	324,342
15,900	Stemline Therapeutics, Inc.	720,111
59,900	Sunesis Pharmaceuticals, Inc.	297,104
62,900	XOMA Corp.	282,421
		6,697,646
	ELECTRONICS - 1.4%
3,100	FEI Co.	272,180

	ENERGY-ALTERNATE SOURCES - 1.5%
25,800	Solazyme, Inc. *	277,866

	HEALTHCARE-PRODUCTS - 10.8%
34,900	AtriCure, Inc. *	383,202
14,800	Bruker Corp. *	305,620
58,000	Cerus Corp.	389,760
2,700	HeartWare International, Inc. *	197,667
14,900	Natus Medical, Inc. *	211,282
5,900	ResMed, Inc.	311,638
3,200	Teleflex, Inc.	263,296
		2,062,465
	PHARMACEUTICALS - 42.2%
7,000	AbbVie, Inc.	313,110
30,700	ACADIA Pharmaceuticals, Inc. *	843,329
4,700	BioMarin Pharmaceutical, Inc. *	339,434
34,000	Cempra, Inc. *	391,000
108,200	Dyax Corp. *	742,252
22,200	Endocyte, Inc. *	295,926
15,900	Hyperion Therapeutics, Inc. *	415,467
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2013 (Unaudited)
Shares		Value

	PHARMACEUTICALS - 42.2% (Continued)
15,300	Ironwood Pharmaceuticals, Inc. *	$ 181,305
27,500	Neurocrine Biosciences, Inc. *	311,300
11,800	Pacira Pharmaceuticals, Inc./DE *	567,462
3,800	Pharmacyclics, Inc. *	525,996
18,200	Portola Pharmaceuticals, Inc. *	486,850
33,400	Raptor Pharmaceutical Corp. *	498,996
4,400	Salix Pharmaceuticals Ltd. *	294,272
12,100	Sarepta Therapeutics, Inc. *	571,483
2,800	Shire PLC - ADR	335,692
44,100	Tetraphase Pharmaceuticals, Inc. *	501,858
21,600	Vanda Pharmaceuticals, Inc. *	236,952
19,100	Vivus, Inc. *	178,012
		8,030,696
	SOFTWARE - 5.6% *
2,900	athenahealth, Inc.	314,824
13,500	MedAssets, Inc.	343,170
4,100	Medidata Solutions, Inc.	405,613
		1,063,607

	TOTAL COMMON STOCK (Cost $15,382,221)	18,404,460

	SHORT-TERM INVESTMENTS - 12.9%
2,445,007	Fidelity Institutional Money Market Fund - Institutional Class, 0.12%** (Cost $2,445,007)	2,445,007

	TOTAL INVESTMENTS - 109.6% (Cost $17,827,228)(a)	$ 20,849,467
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(1,827,507)
	TOTAL NET ASSETS - 100.0%	$ 19,021,960

ADR- American Depositary Receipt
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,827,228 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,454,482
	Unrealized depreciation	(432,243)
	Net unrealized appreciation	$ 3,022,239

Eventide Funds
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) and fixed income securities are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

Eventide Gilead Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 167,667,889	$ -	$ -	$ 167,667,889
Corporate Bonds	-	265,000	-	265,000
Short-Term Investments	27,960,441	-	-	27,960,441
Total	$ 195,628,330	$ 265,000	$ -	$ 195,893,330

Eventide Healthcare & Life Sciences Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,404,460	$ -	$ -	$ 18,404,460
Short-Term Investments	2,445,007	-	-	2,445,007
Total	$ 20,849,467	$ -	$ -	$ 20,849,467

For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/29/2013

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/29/2013